Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Cillian M. Lynch, Esquire

202.419.8416

clynch@stradley.com

1933 Act Rule 497(j)

1933 Act File No. 033-13019

1940 Act File No. 811-05083

May 1, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	VanEck VIP Trust (the “Registrant”)
File Nos. 033-13019 and 811-05083
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 85 (the “Amendment”) to the Registration Statement of the Registrant. The Amendment was filed electronically with the U.S. Securities and Exchange Commission on April 24, 2019, with an effective date of May 1, 2019.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esquire

A Pennsylvania Limited Liability Partnership